SUBSEQUENT EVENTS AFTER AUGUST 16, 2021 (Details Narrative) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Sep. 24, 2021	Jul. 31, 2021
Subsequent Event [Line Items]
Share Subscription Facility		$ 60.0
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Investment Owned, at Cost	$ 15.0
Securities Purchase Agreement [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	361,158
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 7.63
Securities Purchase Agreement [Member] | Warrant [Member] | Facility Closing [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	722,317
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 7.63
Securities Purchase Agreement [Member] | Investor [Member]
Subsequent Event [Line Items]
Investment Owned, Balance, Principal Amount	$ 5.3
Investment Owned Aggregate Purchase Price	5.0
Share Subscription Facility	60.0
Securities Purchase Agreement [Member] | Investor [Member] | Facility Closing [Member]
Subsequent Event [Line Items]
Investment Owned, Balance, Principal Amount	10.6
Investment Owned Aggregate Purchase Price	$ 10.0